UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [x]; Amendment Number:01
This Amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Services Corporation
Address:  55 East 52 Street
          42nd floor
          New York, N.Y. 10055

13F File Number: 28-10534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Starr
Title:   Director, Operations
Phone:   212-317-5308
Signature, Place, Date of Signing:

   David Starr                New York, N.Y.    March 17, 2011

This Form 13F amendment is being filed to reflect the fact that, with respect to certain positions included in the prior Form 13F
Holdings Report filed by this manager for Quarter Ended September 30, 2010, investment discretion over such positions had been delegated to a third party manager and, therefore, the manager filling this Form 13F amendment did not have investment discretion with respect to such positions. This Form 13F amendment includes only those positions over which the manager filing this amendment exercised investment discretion.

Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $69,559


List of Other Included Managers:
None

No.     13F File Number     Name

                                                        FORM 13F INFORMATION TABLE
                                                     VALUE    SHARES/   SH/ PUT/   INVSTMT      OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN     MANAGERS     SOLE    SHARED   NONE
........................... .............. ......... ......... ......... .......... ........ ............ ........ ........ ......
NEW STAR FINANCIAL 	  COM		  65251F105  000022230 003000000 SH 	    SOLE     		  003000000	  0	  0
CIT GROUP  	 	  COM		  125581801  000000653 000016000 SH 	    SOLE     		  000016000	  0	  0
KKR	  	 	  COM		  48248M102  000046676 004403352 SH 	    SOLE     		  004403352	  0	  0